STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY
8	STOCKHOLDERS’ EQUITY

a)	Common Stock

The Company has authorized 100,000,000 common shares with a par value of $0.0001 each, and issued and has outstanding 55,394,000 shares of common stock as of September 30, 2016.

The following common shares were issued by the Company during the nine months ended September 30, 2016:

i.	On February 16, 2016, the Company entered into consulting agreements with Gibbs Investment Holdings, Gibbs International, Eurosa, Inc. and Robert Skaff, in terms of which the parties have provided consulting services to the Company and continue to provide such services and were issued a total of 2,572,500 common shares of Qpagos Corporation, which were subsequently converted to 5,145,000 shares of the Company. These common shares were valued at $0.395 per share based on the last issue price of the Company’s common units, consisting of one common share and one warrant to purchase a common share, issued to outside investors, adjusted for the value of the warrants included in the units, prior to entering into these consulting agreements.

ii.	During the period, May 16, 2016 to August 23, 2016, in terms of subscription agreements entered into, the Company issued 440,000 shares to a shareholder for gross proceeds of $330,000.

Included in common stock is restricted stock which vested on April 30, 2016:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.10	2,880,000	$0.10	2,880,000	$0.10
$0.10	1,440,000	$0.10	1,440,000	$0.10
	4,320,000	$0.10	4,320,000	$0.10

The Company has recorded an expense of $144,000 and $166,715 for the nine months ended September 30 2016 and 2015, respectively, relating to the restricted stock awards.

The restricted stock was valued at $0.10 per share, based on the price on which the debt holders of the company were able to convert their debt into equity of the Company and the last issue price of shares issued to consultants in terms of consulting agreements entered into prior to the issuance of these restricted common shares.

b)	Preferred Stock

The Company has authorized 25,0000,000 shares of preferred stock with a par value of $0.0001, no preferred stock is issued and outstanding as of September 30, 2016.

c)	Warrants

In connection with the Merger, outstanding Qpagos Corporation warrants were assumed by QPAGOS and converted to QPAGOS warrants at a ratio of two QPAGOS warrants for each Qpagos Corporation warrant issued.

During the period June 2015 to December 2015, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, new, qualified investors, acquired 4,784,000 (2,392,000 pre-merger) common units of the Company at a price of $0.625 ($1.25 pre-merger) per unit, each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $0.625 ($1.25 pre-merger) per share.

The warrants outstanding and exercisable at September 30, 2016 are as follows:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years

$0.625	6,219,200	4.00	$0.625	6,219,200	$0.625	4.00

The warrants outstanding have an intrinsic value of $0 and $0 as of September 30, 2016 and December 31, 2015, respectively.

d)	Reverse merger transaction

On May 12, 2016, QPAGOS (formerly known as Asiya Pearls, Inc.), a Nevada corporation entered into the Merger Agreement with QPAGOS Corporation and Merger Sub.  Pursuant to the Merger Agreement, on May 12, 2016 the Merger was consummated and Qpagos Corporation and Merger Sub merged with Qpagos Corporation continued as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporations’ capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of QPAGOS Common Stock. Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, QPAGOS assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current QPAGOS stockholder of 5,000,000 shares of Common Stock agreed to return to QPAGOS 4,975,000 shares of Common Stock held by such holder to QPAGOS and the then-current QPAGOS stockholder retained an aggregate of 25,000 shares of Common Stock and the other stockholders of QPAGOS retained 5,000,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 49,929,000 shares of QPAGOS common stock which is approximately 91% of the QPAGOS Common Stock outstanding. The common shares in issue by Qpagos Corporation prior to the consummation of the reverse merger transaction have been retroactively adjusted to reflect the number of shares outstanding as if the merger had taken place on the earliest date.

QPAGOS Corporation - Parent Company [Member]
STOCKHOLDERS' EQUITY
10	STOCKHOLDERS’ EQUITY

a.	Common Stock

After giving effect to the reverse merger consummated on May 12, 2016, the Company has authorized 100,000,000 common shares with a par value of $0.0001 each, and issued and has outstanding 44,784,000 shares of common stock as of December 31, 2015 (“QPAGOS Merger”).

The following common shares were issued by the Company during the year ended December 31, 2015:

1.	In terms of the reverse merger agreements entered into with Qpagos and Redpag on August 27, 2015, certain shareholders, members of management and consultants who had performed services for Qpagos and Redpag since inception of these entities, in terms of agreements entered into prior to the reverse merger, were entitled to 9,238,628 (4,619,314 pre-QPAGOS Merger) shares in Qpagos and Redpag or its successor companies. These entitlements to shares, described below were considered in determining whether the requirements for a reverse merger had been met. These common shares were retroactively reflected as the stockholder’s equity of the combined operations of the merged operations.

i.	an aggregate of 4,918,628 (2,459,314 pre-QPAGOS Merger) Common shares were issued to three consultants and advisors, Panatrade, Delinvest Commercial and Sergey Rumyantsev for services prior to and since inception of Qpagos and Redpag, at an issue price of $0.10 ($0.20 pre-QPAGOS Merger) per share, the determined value of our common stock when the shares were issued.

ii.	an aggregate of 4,320,000 (2,160,000 pre-QPAGOS Merger) shares of restricted common stock were issued to our Chief Executive Officer and Chief Operating Officer in terms of an employment agreements entered into with them for services rendered prior to and since inception of Qpagos and Redpag. These shares are restricted and vest on April 30, 2016 These restricted shares were valued at an issue price of $0.10 ($0.20 pre-QPAGOS Merger) per share, the determined value of our common stock when these shares were issued.

2.	The following shares were issued by QPAGOS which were not considered as part of the reverse merger transaction.

i.	In terms of a private placement agreement entered into on May 18, 2015 between the Company and a placement agent (“the Placement Agent”), the Placement Agent agreed to assist the Company in raising financing. The financing is in the form of equity. The Placement Agent received a fee of 10% of the gross proceeds raised together with a 3% expense recovery fee. In addition, to this the Placement Agent was issued warrants equal to 15% of the total number of shares issued to the investors, on the same terms and conditions of those units issued to investors.

During the period June 2015 to December 2015, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, new, qualified investors, acquired 4,784,000 (2,392,000 pre-QPAGOS Merger) common units of the Company at a price of $0.625 ($1.25 pre-QPAGOS Merger) per unit, each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share, for net proceeds of $2,601,300 after deducting placement agent fees and other share issue expenses of $388,700. The placement agent was also issued five year warrants to purchase 717,600 (358,800 pre-QPAGOS Merger) units, each unit consisting of a warrant to purchase one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share and an additional five year warrant to purchase one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share, totaling an additional 1,435,200 (717,600 pre-QPAGOS Merger) shares of common stock if all placement agent warrants are exercised.

ii.	an aggregate of 1,667,150 (833,575 pre-QPAGOS Merger) Common shares were issued to consultants and advisors for services at an issue price of $0.10 ($0.20 pre-QPAGOS Merger) per share, the determined value of our common stock when the shares were issued.

iii.	an aggregate of 29,094,222 (14,547,111 pre-QPAGOS Merger) Common shares issued to debt holders in a debt for equity swap at an issue price of $0.10 ($0.20 pre-QPAGOS Merger) per share to settle $2,909,423 in notes payable, including interest thereon. Of the notes payable converted to equity, $2,324,422 was included in Notes Payable on the balance sheet at December 31, 2014.

3.	Restricted Stock awards

Included in 1 above, are restricted stock awards as follows:

(a)	An aggregate of 2,880,000 (1,440,000 pre-QPAGOS Merger)) shares of restricted common stock were issued to our Chief Executive Officer in terms of an employment agreement entered into with him. These shares are restricted and vest April 30, 2016 These restricted shares were valued at the value per share determined by the board of directors based on value of shares issued to other investors, prior to this issue.

(b)	An aggregate of 1,440,000 (720,000 pre-QPAGOS Merger) shares of restricted common stock were issued to our Chief Operating Officer in terms of an employment agreement entered into with him. These shares are restricted and vest on April 30, 2016 These restricted shares were valued at the value per share determined by the board of directors based on value of shares issued to other investors, prior to this issue.

The restricted stock granted and exercisable at December 31, 2015 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.10	2,880,000	$0.10	-	$-
$0.10	1,440,000	$0.10	-	$-
	4,320,000	$0.10	-	$-

The Company has recorded an expense of $288,000 and $0 for the year ended December 31, 2015 and 2014, relating to the restricted stock awards.

b)	Preferred Stock

After giving effect to the reverse merger consummated on May 12, 2016, the Company has authorized 25,000,000 common shares with a par value of $0.0001 each, no preferred stock is issued and outstanding as of December 31, 2015.

(c)	Warrants

During the period June 2015 to December 2015, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, new, qualified investors, acquired 4,784,000 (2,392,000 pre-QPAGOS Merger) common units of the Company at a price of $0.625 ($1.25 pre-QPAGOS Merger) per unit, each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share.

The placement agent was also issued, in terms of a placement agent agreement, five year warrants to purchase 717,600 (358,800 pre-QPAGOS Merger) units at $0.625 ($1.25 pre-QPAGOS Merger)) per unit, each consisting of one share of Common stock and an additional five year warrant exercisable for one shares of Common Stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger)) per share, giving a total of 1,435,200 (717,600 pre-QPAGOS Merger) warrants to purchase common shares at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger)) per share if all placement agent warrants are exercised.

The fair value of Warrants issued were valued using the Black-Scholes pricing model and the following weighted average assumptions were used:

Year ended December 31, 2015

Calculated stock price	$0.875
Risk-free interest rate	1.38% to 1.74%
Expected life of warrants (in years)	5
Expected volatility of the underlying stock	159.5%
Expected dividend rate	0%

The volatility of the common stock is estimated using historical data of companies in the same industry as the Company. The risk-free interest rate used in the Black-Scholes pricing model is determined by reference to historical U.S. Treasury constant maturity rates with maturities approximate to the life of the warrants granted. An expected dividend yield of zero is used in the valuation model, because the Company does not expect to pay any cash dividends in the foreseeable future. As of December 31, 2015, the Company does not anticipate any of the warrants will be forfeited in performing the valuation of the warrants.

A summary of warrant activity during the period January 1, 2014 to December 31, 2015 is as follows:

	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2014	-	$-	$-
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2014	-	$-	$-
Granted	6,219,200	0.625	0.625
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2015	6,219,200	$0.625	$0.625

The warrants outstanding and exercisable at December 31, 2015 are as follows:

	Warrants Outstanding				Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price		Number Exercisable	Weighted Average Exercise Price		Weighted Average Remaining Contractual life in years
$0.625	6,219,200	4.76		$0.625	6,219,200		$0.625	4.76

	6,219,200		$		6,219,200	$

The warrants outstanding have an intrinsic value of $0 and $0 as of December 31, 2015 and 2014, respectively.

(d)	Conversion of Notes Payable to Equity

In 2015, the Company, in a debt for equity transaction, settled $2,909,423 in notes payable, including interest thereon in exchange for 29,094,222 shares of common stock. Of the notes payable converted to equity, $2,324,422 is included in Notes Payable on the balance sheet at December 31, 2014.

(e)	Reverse merger transactions

Reverse Merger with Qpagos Corporation

On August 27, 2015, Qpagos Corporation entered into a series of agreements which completed the Reverse Merger with Qpagos S.A.P.I. de C.V. and Redpag S.A.P.I. de C.V. As part of the merger, the original shareholders of Qpagos and Redpag were effectively issued 2,459,314 common shares of QPAGOS, in terms of the consulting agreements disclosed in (a)(ii) above and 2,160,000 common shares disclosed in (a)(iv) above, resulting in a total of 4,619,314 common shares issued which have been retroactively reflected as the stockholder’s equity of the combined operations of the merged operations.

Reverse Merger with QPAGOS

In terms of the restatement, disclosed in note 3 above, On May 12, 2016, Asiya Pearls, Inc., a Nevada corporation (the “Asiya”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qpagos Corporation, a Delaware corporation (“Qpagos Corporation”), and Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of the Asiya (“Merger Sub”).  Pursuant to the Merger Agreement, on May 12, 2016 the merger was consummated and Qpagos Corporation and Merger Sub merged (the “Merger”), with Qpagos Corporation continuing as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of Asiya’s common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, Asiya assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current Asiya stockholder of 5,000,000 shares of Common Stock agreed to return to Asiya 4,975,000 shares of Common Stock held by such holder to Asiya and the then-current Asiya stockholder retained an aggregate of 25,000 shares of Common Stock and the other stockholders of Asiya retained 5,000,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 49,929,000 shares of Asiya common stock which represented approximately 91% of the Company Common Stock outstanding.

The Merger is being treated as a reverse acquisition of Asiya, a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation is treated as the acquirer for accounting and financial reporting purposes while Asiya is treated as the acquired entity for accounting and financial reporting purposes. Further, as a result, the historical financial statements that will be reflected in the Company’s future financial statements filed with the United States Securities and Exchange Commission (“SEC”) will be those of Qpagos Corporation, and the Company’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of Qpagos Corporation.